Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023		Mar. 31, 2022	Jun. 30, 2022
Schedule of Summarizing Employee and Non Employee Stock Option Activity [Abstract]
Number of Options, Outstanding beginning balance		817,750
Weighted Average Exercise Price, Outstanding beginning balance		$ 2
Aggregate Intrinsic Value, Outstanding beginning balance
Number of Options, Outstanding ending balance	270,000	817,750		270,000	817,750
Weighted Average Exercise Price, Outstanding ending balance					$ 2
Aggregate Intrinsic Value, Outstanding ending balance
Number of Options, Exercisable at June 30, 2022	47,500	307,375		47,500	83,250
Weighted Average Exercise Price, Exercisable at June 30, 2022					$ 2
Aggregate Intrinsic Value, Exercisable at June 30, 2022		$ 486,613	[1],[2]
Number of Options, Granted	34,750	308,250		304,750	817,750
Weighted Average Exercise Price, Granted					$ 2
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled
Weighted Average Exercise Price, Expired/cancelled		$ 2			$ 2

[1]	Represents the excess of the fair value on the last day of the period (which was $3.60 as of March 31, 2023) over the exercise price, multiplied by the number of options.
[2]	Represents the excess of the fair value on the last day of period (which was $3.00 and $3.60 as of December 31, 2022 and March 31, 2023, respectively) over the exercise price, multiplied by the number of options.